Form N-1A Cover	May 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Prospectus Date	Jun. 01, 2024